UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2004
Check here if Amendment [X]
This Amendment (check only one):[ ] is a restatement.
[X] Adds new holdings entries.

Institutional Investment Manager Filing this Report:

McIntyre, Freedman, & Flynn Investment Advisers, Inc.
P.O. Box 1689, 4 Main Street
Orleans, MA 02653

13F File Number: 28-05682

The institutional investment manager filing this report and the person by whom it is signed, hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:	Thomas P. McIntyre
Title:	President
Phone:	(508) 255-1651

Signature, Place, and Date of Signing:

Thomas P. McIntyre, Orleans, MA February 11, 2005

Report Type (Check only one)

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 43

Form 13F Information Table Value Total:   $118,904


List of Other Included Managers:

 No.  13F File Number     Name



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGILENT TECHNOLOGIES COM       COM              00846U101     1232    51127 SH       SOLE                       75             51052
APPLIED MATLS INC COM          COM              038222105      271    15825 SH       SOLE                                      15825
BEST BUY INC COM               COM              086516101     4829    81275 SH       SOLE                    15000             66275
CAESARS ENTMT INC COM          COM              127687101    12484   619872 SH       SOLE                    80100            539772
CENDANT CORP COM               COM              151313103    12994   555790 SH       SOLE                   107800            447990
CHARTER COMMUNCTNS DEL CL A    COM              16117M107       22    10000 SH       SOLE                    10000
CITIGROUP INC COM              COM              172967101     6622   137445 SH       SOLE                    18389            119056
CONTINUCARE CORP COM           COM              212172100      125    50000 SH       SOLE                    50000
COUNTRYWIDE FINANCIAL COM      COM              222372104     4785   129278 SH       SOLE                                     129278
CP POKPHAND LTD SPONSORED ADR  COM              125918102       36    46665 SH       SOLE                                      46665
ERICSSON L M TEL CO ADR REG    COM              294821608     2426    77047 SH       SOLE                      440             76607
FORD MTR CO DEL COM            COM              345370860     2831   193408 SH       SOLE                                     193408
FREESCALE SEMICONDUCTR CL B    COM              35687M206      550    29976 SH       SOLE                      585             29391
GENERAL ELEC CO COM            COM              369604103      712    19496 SH       SOLE                    10000              9496
GENESIS TECHNOLOGY GRP COM     COM              37184Q102        4    35000 SH       SOLE                    35000
GLAXOSMITHKLINE PLC SPONSORED  COM              37733W105     3922    82765 SH       SOLE                     1000             81765
HALLWOOD GROUP INC COM NEW     COM              406364406     2449    23000 SH       SOLE                    23000
INTERNATIONAL BUS MACH COM     COM              459200101      269     2727 SH       SOLE                                       2727
KONINKLIJKE PHILIPS ELECTRONIC COM              500472303     4355   164321 SH       SOLE                                     164321
LSI LOGIC CORP COM             COM              502161102     2450   447099 SH       SOLE                    55827            391272
MERCK & CO INC COM             COM              589331107      255     7922 SH       SOLE                                       7922
MERRILL LYNCH & CO INC COM     COM              590188108     6079   101710 SH       SOLE                    10000             91710
MICROSOFT CORP COM             COM              594918104      697    26074 SH       SOLE                    20000              6074
MORGAN J P & CO INC COM        COM              46625H100     6091   156136 SH       SOLE                    20200            135936
MOTOROLA INC COM               COM              620076109     5418   314973 SH       SOLE                    45300            269673
NORTEL NETWORKS CORP COM       COM              656568102     1255   361650 SH       SOLE                   100100            261550
NOVARTIS A G SPONSORED ADR     COM              66987v109     5110   101113 SH       SOLE                                     101113
PFIZER INC COM                 COM              717081103      251     9316 SH       SOLE                     6000              3316
QWEST COMMUNICATIONS           COM              749121109     3860   869297 SH       SOLE                   204000            665297
REGIONS FINANCIAL CORP COM     COM              7591EP100      278     7800 SH       SOLE                                       7800
RITE AID CORP COM              COM              767754104       65    17845 SH       SOLE                                      17845
SCIENTIFIC ATLANTA INC COM     COM              808655104     6331   191800 SH       SOLE                    20100            171700
SUN MICROSYSTEMS INC COM       COM              866810104       56    10450 SH       SOLE                      100             10350
TEPPCO PARTNERS L P UT LTD PAR COM              872384102      316     8018 SH       SOLE                                       8018
TEXAS INSTRS INC COM           COM              882508104     4319   175433 SH       SOLE                    38250            137183
TIME WARNER INC COM            COM              887317105     5358   275455 SH       SOLE                    61400            214055
TRANSMETA CORP DEL COM         COM              89376R109       18    11000 SH       SOLE                     8500              2500
VIACOM INC CL B                COM              925524308     4871   133848 SH       SOLE                    18115            115733
VODAFONE AIRTOUCH PLC SPONSORE COM              92857W100     4705   171823 SH       SOLE                    20300            151523
SCHWAB CHARLES FAMILY VALUE AD                  808515605       94 93519.950SH       SOLE                                  93519.950
HILTON HOTELS CORP             CORP             432848AR0       39    35000 PRN      SOLE                                      35000
MERCK & CO INC                 CORP             589331AG2       41    40000 PRN      SOLE                                      40000
USX MARATHON GROUP             CORP             902905AS7       31    30000 PRN      SOLE                                      30000